Nuveen New York Quality Municipal Income
Fund
Portfolio of Investments May 31, 2024
(Unaudited)
NAN
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 162.4% (100.0% of Total Investments)
X 610,889,583
MUNICIPAL BONDS - 162.4%  (100.0% of Total Investments) X 610,889,583
Consumer Staples - 5.9% (3.7% of Total Investments)
Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A:
$ 12,500 5.000%, 6/01/38 7/24 at 100.00 $ 11,907,124
3,210 5.000%, 6/01/45 7/24 at 100.00 2,981,406
145 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series 2016A-1, 5.625%, 6/01/35
No Opt. Call 147,783
1,145 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series Series 2016A-1, 5.750%, 6/01/43
No Opt. Call 1,139,760
7,155 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 6,058,631
Total Consumer Staples 22,234,704
Education and Civic Organizations - 15.7% (9.6% of Total Investments)
2,965 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Enterprise Charter School Project, Series 2011A,
7.500%, 12/01/40
7/24 at 100.00 2,601,641
Build New York City Resource Corporation, New York, Revenue Bonds,
Classical Charter Schools Series 2023A:
340 4.500%, 6/15/43 6/31 at 100.00 324,871
550 4.750%, 6/15/58 6/31 at 100.00 513,952
Build New York City Resource Corporation, New York, Revenue Bonds,
KIPP New York City Public School Facilities, Canal West Project, Series
2022:
400 5.250%, 7/01/52 7/32 at 100.00 409,072
1,000 5.250%, 7/01/57 7/32 at 100.00 1,020,358
200 5.250%, 7/01/62 7/32 at 100.00 203,406
Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014:
1,405 5.250%, 11/01/34 11/24 at 100.00 843,000
1,300 5.000%, 11/01/39 11/24 at 100.00 780,000
1,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55
12/30 at 100.00 1,063,106
1,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40
12/30 at 100.00 962,311
Build NYC Resource Corporation, New York, Revenue Bonds, Richmond
Preparatory Charter School Project, Social Impact Project Series 2021A:
290 (c) 5.000%, 6/01/41 6/29 at 100.00 278,762
1,000 (c) 5.000%, 6/01/51 6/29 at 100.00 916,978
1,670 (c) Dormitory Authority of the State of New York, General Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A, 7.250%,
7/01/53
7/33 at 100.00 1,730,442
4,030 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/50
7/32 at 100.00 3,949,154
2,000 Dormitory Authority of the State of New York, Housing Revenue Bonds,
Fashion Institute of Technology, Series 2007, 5.250%, 7/01/29 - FGIC
Insured
No Opt. Call 2,018,565
1,565 Dormitory Authority of the State of New York, Revenue Bonds, Fordham
University, Series 2020, 4.000%, 7/01/46
7/29 at 100.00 1,512,151
5,090 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/40
7/25 at 100.00 5,102,112
Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2015A:
1,820 5.000%, 7/01/40 7/25 at 100.00 1,829,838

Nuveen New York Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NAN
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2016A:
$ 1,055 5.000%, 7/01/35 7/26 at 100.00 $ 1,086,004
2,000 5.000%, 7/01/36 7/26 at 100.00 2,058,371
5,500 4.000%, 7/01/43 7/26 at 100.00 5,318,884
2,625 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2020A, 5.000%, 7/01/53
7/30 at 100.00 2,744,539
3,140 (c) Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36
12/26 at 100.00 2,922,383
2,705 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 2,398,518
Hempstead Town Local Development Corporation, New York, Revenue
Bonds, Adelphi University Project, Series 2013:
1,005 5.000%, 9/01/38 7/24 at 100.00 1,005,431
265 5.000%, 9/01/43 7/24 at 100.00 265,052
2,880 Monroe County Industrial Development Corporation, New York, Revenue
Bonds,  University of Rochester Project, Series 2023A, 5.000%, 7/01/53
7/33 at 100.00 3,073,811
890 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, St. John Fisher College, Series 2011, 6.000%, 6/01/30
7/24 at 100.00 891,513
3,030 New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/40
7/25 at 100.00 3,040,119
New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A:
5,000 4.000%, 3/01/45 9/30 at 100.00 4,552,073
2,055 4.000%, 3/01/45 - AGM Insured 9/30 at 100.00 1,947,553
1,515 Onondaga Civic Development Corporation, New York, Revenue Bonds, Le
Moyne College Project, Series 2015, 5.000%, 7/01/40
7/25 at 100.00 1,515,960
Total Education and Civic Organizations 58,879,930
Financials - 3.6% (2.2% of Total Investments)
4,725 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call 5,367,622
6,885 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call 7,989,376
Total Financials 13,356,998
Health Care - 20.8% (12.8% of Total Investments)
Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A:
11,020 4.250%, 5/01/52 5/32 at 100.00 10,375,213
4,745 5.000%, 5/01/52 5/32 at 100.00 4,915,338
5,000 Dormitory Authority of the State of New York, Revenue Bonds, Memorial
Sloan Kettering Cancer Center Series 2022-1A, 4.000%, 7/01/51
7/32 at 100.00 4,694,541
Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A:
2,420 5.000%, 8/01/30 8/28 at 100.00 2,453,234
4,275 5.000%, 8/01/33 8/28 at 100.00 4,334,502
3,060 5.000%, 8/01/34 8/28 at 100.00 3,102,279
3,700 Dormitory Authority of the State of New York, Revenue Bonds, North
Shore Long Island Jewish Obligated Group, Series 2015A, 5.000%,
5/01/43
5/25 at 100.00 3,705,418
Dormitory Authority of the State of New York, Revenue Bonds, NYU
Langone Hospitals Obligated Group, Series 2020A:
9,150 4.000%, 7/01/50 7/30 at 100.00 8,761,393
3,820 4.000%, 7/01/53 7/30 at 100.00 3,615,292
2,000 (c) Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2015, 5.000%,
12/01/40
6/25 at 100.00 1,879,049
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017:
800 (c) 5.000%, 12/01/24 No Opt. Call 797,500
5,900 (c) 5.000%, 12/01/35 6/27 at 100.00 5,306,190

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Dutchess County Local Development Corporation, New York, Revenue
Bonds, Health Quest Systems, Inc. Project, Series 2016B:
$ 870 4.000%, 7/01/41 7/26 at 100.00 $ 781,120
8,300 5.000%, 7/01/46 7/26 at 100.00 8,120,355
560 Livingston County Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
7/24 at 100.00 560,703
2,410 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46
12/26 at 100.00 2,414,178
3,470 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 4.000%,
12/01/46
12/30 at 100.00 3,027,800
9,795 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Refunding
Series 2016, 5.000%, 11/01/46
11/25 at 100.00 9,233,989
240 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series
2023, 6.250%, 11/01/52
11/33 at 100.00 267,325
Total Health Care 78,345,419
Housing/Single Family - 0.1% (0.1% of Total Investments)
515 Guam Housing Corporation, Mortgage-Backed Securities Program Single
Family Mortgage Revenue Bonds, Series 1998A, 5.750%, 9/01/31, (AMT)
No Opt. Call 515,162
Total Housing/Single Family 515,162
Industrials - 2.0% (1.3% of Total Investments)
5,125 (c) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44
11/24 at 100.00 5,134,232
2,500 (c) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.375%,
11/15/40
11/24 at 100.00 2,509,737
40 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-CL2,
3.500%, 9/15/52
3/30 at 100.00 31,368
Total Industrials 7,675,337
Long-Term Care - 0.4% (0.2% of Total Investments)
1,045 Dormitory Authority of the State of New York, Non-State Supported Debt,
Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006,
5.000%, 11/01/31
7/24 at 100.00 990,750
340 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 293,182
Total Long-Term Care 1,283,932
Materials - 0.5% (0.3% of Total Investments)
1,935 (c) Build New York City Resource Corporation, New York, Solid Waste
Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014, 5.000%,
1/01/35, (AMT)
1/25 at 100.00 1,944,230
Total Materials 1,944,230
Tax Obligation/General - 6.5% (4.0% of Total Investments)
3,000 Nassau County, New York, General Obligation Bonds, General
Improvement Bonds Series 2019B, 5.000%, 4/01/44 - AGM Insured
4/30 at 100.00 3,190,998
5,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2018A, 5.000%, 4/01/43 - AGM Insured
4/28 at 100.00 5,159,387
4,390 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
E-1, 5.000%, 3/01/40
3/28 at 100.00 4,566,556
2,200 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
F-1, 5.000%, 4/01/38
4/28 at 100.00 2,300,020
3,110 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
5.000%, 8/01/43
8/30 at 100.00 3,293,697
4,210 New York City, New York, General Obligation Bonds, Fiscal 2023 Series
B-1, 5.250%, 10/01/47
10/32 at 100.00 4,571,540

Nuveen New York Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NAN
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 1,506 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/41
7/31 at 103.00 $ 1,399,866
Total Tax Obligation/General 24,482,064
Tax Obligation/Limited - 49.4% (30.4% of Total Investments)
10,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Series 2019A, 5.000%, 11/01/49
11/29 at 100.00 10,459,285
1,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015A, 5.000%, 3/15/31
3/25 at 100.00 1,007,443
7,500 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2024A, 4.000%, 3/15/54
3/34 at 100.00 6,981,657
7,710 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Bidding Group 1 Through 5, Series
2020A, 4.000%, 3/15/44
9/30 at 100.00 7,428,035
5,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019A. Bidding Group 1,2,3,4,
4.000%, 3/15/49
3/29 at 100.00 4,735,933
1,135 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/38
2/30 at 100.00 1,131,688
1,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021A, 5.000%, 3/15/49
3/31 at 100.00 1,050,007
5,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A, 5.000%, 3/15/44
3/27 at 100.00 5,137,887
3,990 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018A, 5.000%, 3/15/40
3/28 at 100.00 4,160,123
Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D:
3,225 5.000%, 11/15/26 11/25 at 100.00 3,260,654
2,355 5.000%, 11/15/39 11/25 at 100.00 2,366,569
1,000 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Green Fiscal 2022 Series A, 4.000%, 2/15/36
2/32 at 100.00 1,032,353
3,750 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/39
2/27 at 100.00 3,865,800
7,265 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Series 2022A, 4.000%, 11/15/42
5/32 at 100.00 7,189,344
890 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/35
1/26 at 100.00 905,810
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2015 Series E-1, 5.000%, 2/01/34
2/25 at 100.00 5,028,542
2,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/43
2/27 at 100.00 2,037,713
845 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries C-1, 4.000%, 2/01/42
2/32 at 100.00 831,938
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024C:
11,225 (d) 5.250%, 5/01/50, (UB) 11/33 at 100.00 12,214,954
10,000 (d) 5.000%, 5/01/53, (UB) 11/33 at 100.00 10,620,985
5,000 5.500%, 5/01/53 11/33 at 100.00 5,527,802
14,830 (d) 5.500%, 5/01/53, (UB) 11/33 at 100.00 16,395,459
3,730 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 5.000%, 3/15/45
9/32 at 100.00 3,995,801
2,500 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose Group 1, Series 2019A, 4.000%,
3/15/48
9/28 at 100.00 2,362,577
New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C:
4,135 5.000%, 3/15/47 9/30 at 100.00 4,335,498
3,000 4.000%, 3/15/49 9/30 at 100.00 2,828,518
7,700 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2022A, 5.000%, 3/15/48
9/32 at 100.00 8,155,069

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
$ 11,014 0.000%, 7/01/51 7/28 at 30.01 $ 2,619,539
24,475 5.000%, 7/01/58 7/28 at 100.00 24,482,937
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
32 4.536%, 7/01/53 7/28 at 100.00 30,730
1,000 4.784%, 7/01/58 7/28 at 100.00 991,155
Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A:
2,000 5.000%, 1/01/29, (AMT) 1/26 at 100.00 1,523,463
1,000 5.000%, 1/01/35, (AMT) 1/26 at 100.00 753,201
5,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021B-1, 5.000%, 5/15/56
5/28 at 100.00 5,116,564
3,800 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51
5/32 at 100.00 3,586,009
1,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 1,052,234
Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Senior Lien Bonds, Series 2022C:
1,065 4.125%, 5/15/52 5/32 at 100.00 1,020,466
1,785 5.250%, 5/15/52 5/32 at 100.00 1,917,280
7,080 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2024A-1, 5.250%, 5/15/59
5/34 at 100.00 7,649,056
Total Tax Obligation/Limited 185,790,078
Transportation - 46.6% (28.7% of Total Investments)
5,425 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2016A-1, 5.000%, 11/15/46
5/26 at 100.00 5,480,830
1,110 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50
5/30 at 100.00 1,143,784
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Series 2016B, 5.000%, 11/15/37
11/26 at 100.00 5,136,312
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015C-1, 5.250%, 11/15/29
11/25 at 100.00 5,106,570
11,920 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2016C-1, 5.250%, 11/15/56
11/26 at 100.00 12,134,365
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007:
200 (e) 2.300%, 10/01/37 7/24 at 100.00 128,000
5,500 (e) 2.350%, 10/01/46 7/24 at 100.00 3,520,000
5,495 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Secured by Port Authority Consolidated Bonds, Refunding Series
1WTC-2021, 4.000%, 2/15/43 - BAM Insured
2/30 at 100.00 5,446,136
New York State Thruway Authority, General Revenue Bonds, Series 2020N:
5,000 4.000%, 1/01/42 1/30 at 100.00 4,913,765
3,000 4.000%, 1/01/43 1/30 at 100.00 2,928,217
New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2016A:
1,350 5.000%, 1/01/46 1/26 at 100.00 1,360,374
2,190 5.250%, 1/01/56 1/26 at 100.00 2,215,742
3,825 New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2019B, 4.000%, 1/01/50
1/30 at 100.00 3,566,914
New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021:
4,200 4.000%, 10/31/41, (AMT) 10/31 at 100.00 3,684,656
1,060 4.000%, 10/31/46, (AMT) 10/31 at 100.00 889,648
6,750 4.000%, 4/30/53, (AMT) 10/31 at 100.00 5,438,553

Nuveen New York Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NAN
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A:
$ 1,000 5.000%, 7/01/46, (AMT) 7/24 at 100.00 $ 995,308
13,895 5.250%, 1/01/50, (AMT) 7/24 at 100.00 13,836,196
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016:
2,200 5.000%, 8/01/26, (AMT) 6/24 at 100.00 2,200,707
9,730 5.000%, 8/01/31, (AMT) 6/24 at 100.00 9,730,993
400 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 422,449
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023:
1,340 6.000%, 6/30/54, (AMT) 6/31 at 100.00 1,469,884
6,850 5.375%, 6/30/60, (AMT) 6/31 at 100.00 7,104,175
140 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020A, 4.000%, 12/01/40, (AMT)
12/30 at 100.00 133,086
1,250 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C, 5.000%, 12/01/34
12/30 at 100.00 1,341,548
5,825 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/35, (AMT)
12/32 at 100.00 6,163,654
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018:
8,515 5.000%, 1/01/27, (AMT) No Opt. Call 8,746,543
2,000 5.000%, 1/01/31, (AMT) 1/28 at 100.00 2,063,301
2,745 5.000%, 1/01/36, (AMT) 1/28 at 100.00 2,823,865
3,100 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 6.000%, 4/01/35, (AMT)
4/31 at 100.00 3,524,461
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Eighth Series 2016, 5.250%, 11/15/56
11/26 at 100.00 5,059,454
2,330 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eleventh Series 2018, 4.000%, 9/01/43
9/28 at 100.00 2,260,190
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Fifth Series 2017:
1,175 5.000%, 11/15/42 11/27 at 100.00 1,219,171
3,975 5.000%, 11/15/47 11/27 at 100.00 4,098,565
4,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023, 5.000%, 12/01/53, (AMT)
12/33 at 100.00 4,117,584
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twentieth Series 2019, 4.000%, 11/01/59, (AMT)
11/29 at 100.00 4,453,549
2,810 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-One Series 2020, 4.000%, 7/15/55, (AMT)
7/30 at 100.00 2,510,806
5,340 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%, 11/15/47
5/27 at 100.00 5,444,595
3,500 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%,
11/15/42
5/27 at 100.00 3,582,133
10,200 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2020A, 4.000%, 11/15/54
11/30 at 100.00 9,599,509
10,000 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2022A, 4.000%, 11/15/52
11/32 at 100.00 9,440,769
Total Transportation 175,436,361

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed - 0.0% (0.0% of Total Investments) (f)
Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2015A:
$ 135 5.000%, 7/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 $ 137,061
Total U.S. Guaranteed 137,061
Utilities - 10.9% (6.7% of Total Investments)
2,945 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Green Series 2023E, 5.000%, 9/01/53
9/33 at 100.00 3,160,381
1,460 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 1,462,180
1,310 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2016B, 5.000%, 9/01/46
9/26 at 100.00 1,330,930
90 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 92,553
2,500 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 2,491,103
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2024
Series CC-1, 5.250%, 6/15/54
6/34 at 100.00 5,447,270
4,080 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017A, 5.000%, 6/15/46
6/27 at 100.00 4,177,228
7,500 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017E, 5.000%, 6/15/47
6/27 at 100.00 7,672,269
5,000 New York State Power Authority, General Revenue Bonds, Series 2020A,
4.000%, 11/15/55
5/30 at 100.00 4,684,789
2,270 New York State Power Authority, Green Transmission Project Revenue
Bonds, Green Series 2023A, 5.000%, 11/15/48 - AGM Insured
11/33 at 100.00 2,455,221
1,920 (c) Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018A,
4.750%, 11/01/42, (AMT)
7/24 at 100.00 1,752,436
1,940 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47
7/30 at 100.00 1,960,149
2,750 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2016B, 5.000%, 12/15/33
6/26 at 100.00 2,815,231
1,250 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2017, 5.000%, 12/15/38
12/27 at 100.00 1,306,567
Total Utilities 40,808,307
Total Municipal Bonds
(cost $609,925,629) 610,889,583
Total Long-Term Investments
(cost $609,925,629) 610,889,583
Floating Rate Obligations - (7.7)%   (28,840,000)
AMTP Shares, Net - (33.7)% (g) (126,956,237)
VRDP Shares, Net - (23.5)% (h) (88,284,404)
Other Assets & Liabilities, Net - 2.5% 9,403,286
Net Assets Applicable to Common Shares - 100% $ 376,212,228

Nuveen New York Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NAN
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 610,889,583 $ – $ 610,889,583
Total
$ – $ 610,889,583 $ – $ 610,889,583
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $29,157,503 or 4.8% of Total Investments.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) AMTP Shares, Net as a percentage of Total Investments is 20.8%.
(h) VRDP Shares, Net as a percentage of Total Investments is 14.5%.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.